Cover	Aug. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	Nuveen Churchill Private Capital Income Fund
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56412
Entity Tax Identification Number	88-6187397
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	478-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001911066
Amendment Flag	false